Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	¥ 92,395		¥ 760,411
Less: accumulated depreciation	(898,802)		(1,029,382)
Exchange difference	(3,793)		466
Property and equipment, Net	1,420,030	$ 203,062	897,036
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	808,588		789,516
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	893,595		9,888
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	333,340		32,100
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	188,512		181,055
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,285		149,398
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	92,395		760,411
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 3,910		¥ 3,584